Note 24 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Translation differences		$ 739	$ 980
Increase due to business combinations	[1]		(514)
Allowance for doubtful accounts - trade receivables [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		(53,676)	(48,782)
Translation differences		111	(37)
Decrease due to sale of subsidiaries		2
Increase due to business combinations	[2]		(1,930)
(Additional) / reversals allowances		4,297
(Additional) allowances			(4,644)
Used		2,146	1,717
Values at the end of the year		(47,120)	(53,676)
Allowance for other doubtful accounts - other receivables [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		(3,917)	(4,892)
Translation differences		227	801
Decrease due to sale of subsidiaries		10
Increase due to business combinations	[2]		0
(Additional) / reversals allowances		379
(Additional) allowances			(1,263)
Used		95	1,437
Values at the end of the year		(3,206)	(3,917)
Allowance for inventory obsolescence [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		(263,635)	(217,717)
Translation differences		1,877	1,560
Decrease due to sale of subsidiaries		405
Increase due to business combinations	[2]		(76,776)
(Additional) / reversals allowances		(23,296)
(Additional) allowances			(35,809)
Used		38,875	65,107
Values at the end of the year		$ (245,774)	$ (263,635)

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.